UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number: ________
  This Amendment (Check only one):        [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stonebrook Fund Management LLC
Address:   450 Park Avenue, 22nd Floor
           New York, New York 10022


Form 13F File Number:  028-10627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marc Abel
Title:   Chief Financial Officer
Phone:   212-702-4813

Signature, Place, and Date of Signing:

  /s/Marc Abel                 New York, New York               November 2, 2005
----------------                 [City, State]                      [Date]
  [Signature]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     36

Form 13F Information Table Value Total:     $ 1,788,743
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

                                                     FORM 13F INFORMATION TABLE

                                                                                                                 VOTING AUTHORITY
                                                        VALUE      SH OR    SH/  PUT/  INVESTMENT    OTHER
NAME OF ISSUER          TITLE OF CLASS        CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION   MANAGERS   SOLE   SHARED   NONE
Aeropostale                   Com           007865108   $37,887  1,782,900  SH            SOLE                 SOLE
American Standard             Com           029712106   $50,982  1,095,200  SH            SOLE                 SOLE
Amerigroup Corp.              Com           03073T102   $22,076  1,154,600  SH            SOLE                 SOLE
Applebees                     Com           037899101   $34,913  1,687,417  SH            SOLE                 SOLE
Autozone                      Com           053332102   $63,187    759,000  SH            SOLE                 SOLE
Beazer Homes USA, Inc.        Com           07556Q105   $57,904    986,950  SH            SOLE                 SOLE
Briggs & Stratton             Com           109043109   $62,010  1,792,728  SH            SOLE                 SOLE
Brunswick Corp.               Com           117043109   $63,696  1,688,200  SH            SOLE                 SOLE
Centex Corp                   Com           152312104   $73,129  1,132,375  SH            SOLE                 SOLE
CSK Auto                      Com           125965103   $22,296  1,498,400  SH            SOLE                 SOLE
Dollar Tree Stores            Com           256747106   $57,708  2,665,475  SH            SOLE                 SOLE
Eaton Corp                    Com           278058102   $57,238    900,670  SH            SOLE                 SOLE
Finish Line                   Com           317923100   $28,087  1,925,077  SH            SOLE                 SOLE
Fisher Scientific             Com           338032204   $51,315    827,000  SH            SOLE                 SOLE
Footlocker                    Com           344849104   $71,331  3,251,200  SH            SOLE                 SOLE
Fossil                       Cl. A          349882100   $11,548    634,850  SH            SOLE                 SOLE
Horton (D.R.)                 Com           23331A109   $73,701  2,034,825  SH            SOLE                 SOLE
Hughes Supply Inc.            Com           444482103   $40,538  1,243,500  SH            SOLE                 SOLE
Linen N Things                Com           535679104   $27,327  1,023,500  SH            SOLE                 SOLE
Lubrizol Corp                 Com           549271104   $62,442  1,441,075  SH            SOLE                 SOLE
Masco Corp.                   Com           574599106   $65,298  2,128,350  SH            SOLE                 SOLE
Nike Inc                     Cl. B          654106103   $56,376    690,200  SH            SOLE                 SOLE
NY Community Bancorp          Com           649445103   $34,778  2,120,600  SH            SOLE                 SOLE
Pacific Sunwear of
  California                  Com           694873100   $70,948  3,309,162  SH            SOLE                 SOLE
Parker Hannfin                Com           701094104   $67,934  1,056,350  SH            SOLE                 SOLE
PPG Industries Inc.           Com           693506107   $30,879    521,700  SH            SOLE                 SOLE
Petco Animal Supplies
  Inc.                        Com           716016209   $56,035  2,648,168  SH            SOLE                 SOLE
Radioshack Corp.              Com           750438103   $49,972  2,015,000  SH            SOLE                 SOLE
Royal Carribean               Com        LR0008862868   $33,691    779,880  SH            SOLE                 SOLE
Ruby Tuesday                  Com           781182100   $48,161  2,213,300  SH            SOLE                 SOLE
RPM International Inc.        Com           749685103   $31,748  1,725,410  SH            SOLE                 SOLE
Standard Pacific              Com           85375C101   $66,079  1,591,880  SH            SOLE                 SOLE
Triad Hospitals               Com           89579K109   $45,578  1,006,800  SH            SOLE                 SOLE
Wesco International
  Inc.                        Com           95082P105   $43,652  1,288,800  SH            SOLE                 SOLE
Yankee Candle Co.             Com           984757104   $45,131  1,842,100  SH            SOLE                 SOLE
Yellow Roadway Corp.          Com           985577105   $73,168  1,766,490  SH            SOLE                 SOLE